Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets net	$ 3,241	$ 3,241	$ 560
Tax credit carryforward, amount			$ 34,400	$ 28,100
Tax credit carryforward expiration period			2026 years
Effective tax rate	13.30%	20.10%	28.60%	27.20%
Valuation allowance			$ 17,936	$ 12,921
Foreign tax authority [Member]
Tax credit carryforward, amount			$ 8,800	$ 6,300
Tax credit carryforward expiration period			2022 years
Effective tax rate	20.00%	20.00%
Valuation allowance	$ 2,700	$ 2,700
Maximum [Member]
Percentage of valuation allowance against deferred tax asset			50.00%	50.00%